Leases - Maturity Analysis of Undiscounted Lease Payments on Operating Leases (Details) $ in Millions	Dec. 31, 2019 USD ($)
Operating leases
Unguaranteed residual value for operating leases	$ 81
Maturity analysis of the undiscounted lease payments
2020	145
2021	35
2022	4
2023	0
2024	0
Total undiscounted cash flows	$ 184
Rental Machines | Minimum
Operating leases
Lease term	1 year
Rental Machines | Maximum
Operating leases
Lease term	4 years